Basis of preparation and presentation (Details) - Schedule of comparative periods - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Originally presented [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	$ 317,646	$ 119,554
Gain on sale of farms	(53,097)	(61,420)
Trade accounts payable	4,136	(35,698)
Other operational cash flows	(117,453)	46,588
Net cash flows from operating activities	151,232	69,024
CASH FLOW FROM INVESTING ACTIVITIES
Additions to investment properties	(55,192)	(24,173)
Cash received from sale of farms	21,360	15,538
Other investing cashflows	(180,177)	(20,660)
Net cashflows used in investing activities	(214,009)	(29,295)
Effects of Change in classification [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year
Gain on sale of farms	21,360	15,538
Trade accounts payable	(55,192)	(24,173)
Other operational cash flows
Net cash flows from operating activities	(33,832)	(8,635)
CASH FLOW FROM INVESTING ACTIVITIES
Additions to investment properties	55,192	24,173
Cash received from sale of farms	(21,360)	(15,538)
Other investing cashflows
Net cashflows used in investing activities	33,832	8,635
After change in classification [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	317,646	119,554
Gain on sale of farms	(31,737)	(45,882)
Trade accounts payable	(51,056)	(59,871)
Other operational cash flows	(117,453)	46,588
Net cash flows from operating activities	117,400	60,389
CASH FLOW FROM INVESTING ACTIVITIES
Additions to investment properties
Cash received from sale of farms
Other investing cashflows	(180,177)	(20,660)
Net cashflows used in investing activities	$ (180,177)	$ (20,660)